UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • January 31, 2019 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

		Corporate Bonds (38.4%)
		Australia (2.2%)
		Basic Materials
	$1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40%	09/29/27	$1,140,973
		Consumer, Non-Cyclical
	950	Transurban Finance Co., Pty Ltd. (a)	3.375	03/22/27	885,197
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,560,077
					2,445,274
		Energy
	1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,205,102
	2,875	Santos Finance Ltd.	4.125	09/14/27	2,604,255
					3,809,357
		Finance
EUR	1,500	Commonwealth Bank of Australia	2.00	04/22/27	1,732,743
	$1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,382,644
					3,115,387
		Industrials
EUR	1,300	Aurizon Network Pty Ltd.	3.125	06/01/26	1,608,772
		Total Australia			12,119,763

		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	10/09/43	784,865

		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	06/02/21(b)	1,230,294
	700	Solvay Finance SA	5.425	11/12/23(b)	878,022
		Total Belgium			2,108,316

		Brazil (0.3%)
		Consumer, Non-Cyclical
	$1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,107,094
		Finance
	450	Banco Daycoval SA (a)	5.75	03/19/19	451,406
		Total Brazil			1,558,500

		Canada (0.5%)
		Basic Materials
	1,210	Eldorado Gold Corp. (a)	6.125	12/15/20	1,155,550
	1,000	IAMGOLD Corp. (a)	7.00	04/15/25	981,250
					2,136,800
		Consumer, Cyclical
	250	Mattamy Group Corp. (a)	6.50	10/01/25	233,125
		Energy
	425	Baytex Energy Corp. (a)	5.125	06/01/21	419,688
		Total Canada			2,789,613

		Chile (0.4%)
		Consumer, Non-Cyclical
1,100		Cencosud SA (a)(c)	6.625		02/12/45	1,067,010
		Energy
1,300		Geopark Ltd. (a)	6.50		09/21/24	1,262,625
		Total Chile				2,329,635

		China (0.9%)
		Basic Materials
575		Syngenta Finance N.V. (a)	4.441		04/24/23	569,281
		Communications
630		Baidu, Inc.	2.875		07/06/22	614,191
2,100		Tencent Holdings Ltd. (a)	3.595		01/19/28	2,044,908
945		Weibo Corp. (a)	1.25		11/15/22	855,900
						3,514,999
		Energy
1,000		Moss Creek Resources Holdings, Inc. (a)	7.50		01/15/26	900,000
		Total China				4,984,280

		Denmark (0.2%)
		Finance
850		Danske Bank A/S (a)	5.00		01/12/22	862,509

		France (1.9%)
		Consumer, Cyclical
1,400		Valeo SA, Series FRT	0.00	(d)	06/16/21	1,269,856
		Consumer, Non-Cyclical
EUR	500	Eurofins Scientific SE	4.875		04/29/23(b)	577,944
950		Europcar Mobility Group	4.125		11/15/24	1,068,341
						1,646,285
		Energy
400		TOTAL SA	2.708		05/05/23(b)	474,784
250		TOTAL SA	3.875		05/18/22(b)	307,639
	$600	TOTAL SA, Series FP	0.50		12/02/22	631,739
						1,414,162
		Finance
EUR	1,000	BNP Paribas SA	2.875		10/01/26	1,199,379
	$875	BPCE SA (a)	5.15		07/21/24	892,977
EUR	2,000	Credit Agricole Assurances SA	4.50		10/14/25(b)	2,383,311
						4,475,667
		Industrials
800		Airbus SE, Series AIR	0.00	(d)	07/01/22	1,092,204
		Utilities
500		Electricite de France SA	5.00		01/22/26(b)	587,889
		Total France				10,486,063

		Germany (2.2%)
		Basic Materials
	$1,250	BASF SE, Series BAS	0.925		03/09/23	1,136,891
		Consumer, Cyclical
EUR	500	Volkswagen International Finance N.V.	4.625		03/24/26(b)	584,646
		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00		10/08/21	2,710,321
EUR	900	Fresenius SE & Co., KGaA, Series FREG	0.00	(d)	01/31/24	985,164
						3,695,485

		Finance
	$1,550	Deutsche Bank AG	2.70	07/13/20	1,515,862
2,625		Deutsche Bank AG	3.15	01/22/21	2,553,122
EUR	600	Vonovia Finance BV	4.625	04/08/74	692,089
					4,761,073
		Industrials
900		Deutsche Post AG, Series DPW	0.05	06/30/25	976,265

		Utilities
GBP	500	RWE AG	7.00	03/20/19(b)	660,283
		Total Germany			11,814,643

		India (0.7%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,156,794
		Energy
2,060		ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,954,921
		Utilities
500		NTPC Ltd.	4.25	02/26/26	489,257
		Total India			3,600,972

		Ireland (0.2%)
		Industrials
1,000		Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,019,050

		Israel (0.4%)
		Consumer, Non-Cyclical
600		Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	567,475
1,325		Teva Pharmaceutical Finance Netherlands III BV	6.75	03/01/28	1,375,348
		Total Israel			1,942,823

		Italy (1.8%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75	01/24/33	573,819
		Finance
1,100		Assicurazioni Generali SpA	10.125	07/10/42	1,580,655
1,400		Intesa Sanpaolo SpA	1.125	07/14/25	1,621,781
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,032,974
725		UniCredit SpA (a)	6.572	01/14/22	741,132
					4,976,542
		Utilities
3,000		Enel Finance International N.V. (a)	4.25	09/14/23	2,990,197
EUR	1,300	Enel SpA	2.50	11/24/78	1,414,500
					4,404,697
		Total Italy			9,955,058

		Jamaica (0.2%)
		Communications
	$1,000	Digicel Ltd. (c)	6.00	04/15/21	930,000

		Japan (0.6%)
		Consumer, Non-Cyclical
2,925		Takeda Pharmaceutical Co. Ltd. (a)	4.40	11/26/23	3,014,516

		Kazakhstan (0.0%)
		Energy
290		Nostrum Oil & Gas Finance BV	8.00	07/25/22	197,613

		Luxembourg (0.6%)
		Communications
EUR	900	Altice Luxembourg SA	7.25		05/15/22	1,016,743
		Consumer, Non-Cyclical
600		Arena Luxembourg Finance Sarl	2.875		11/01/24	692,527
		Industrials
	$1,690	Intelsat Jackson Holdings SA	5.50		08/01/23	1,546,350
		Total Luxembourg				3,255,620

		Macau (0.2%)
		Consumer, Cyclical
1,200		Sands China Ltd.	5.125		08/08/25	1,207,907

		Netherlands (1.4%)
		Finance
EUR	1,400	ASR Nederland N.V.	5.00		09/30/24(b)	1,695,374
1,625		Cooperatieve Rabobank UA	5.50		06/29/20(b)	1,946,089
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,404,559
EUR	1,200	NN Group	4.50		01/15/26(b)	1,429,010
						6,475,032
		Technology
	$1,250	NXP Semiconductors N.V.	1.00		12/01/19	1,290,895
		Total Netherlands				7,765,927

		Portugal (0.2%)
		Utilities
EUR	1,000	EDP - Energias de Portugal SA	5.375		09/16/75	1,220,381

		South Africa (0.2%)
		Basic Materials
	$450	SASOL Financing USA LLC	5.875		03/27/24	464,675
680		SASOL Financing USA LLC	6.50		09/27/28	719,135
		Total South Africa				1,183,810

		Spain (1.4%)
		Communications
875		Telefonica Emisiones SA	4.103		03/08/27	870,942
EUR	700	Telefonica Europe BV	5.875		03/31/24(b)	878,778
						1,749,720
		Energy
500		Repsol International Finance BV	4.50		03/25/75	606,937
		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75		02/18/20(b)	1,176,727
1,500		Banco Santander SA	3.125		01/19/27	1,804,983
	$600	Banco Santander SA	6.375		05/19/19(b)	589,513
EUR	1,400	CaixaBank SA	2.25		04/17/30	1,510,761
						5,081,984
		Total Spain				7,438,641

		Sweden (0.5%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(d)	05/15/19	1,449,707
		Finance
EUR	1,000	Intrum AB	3.125		07/15/24	1,090,977
		Total Sweden				2,540,684

		Switzerland (1.2%)
		Basic Materials
	$1,600	Glencore Funding LLC (a)	3.875		10/27/27	1,513,958
800		Glencore Funding LLC, Series GLEN	0.00	(d)	03/27/25	713,200
						2,227,158
		Finance
1,125		Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,144,793
950		UBS AG	5.125		05/15/24	963,790
						2,108,583
		Industrials
CHF	1,300	Sika AG	0.15		06/05/25	1,341,428
		Technology
	$800	STMicroelectronics NV, Series B	0.25		07/03/24	845,664
		Total Switzerland				6,522,833

		United Kingdom (2.4%)
		Consumer, Cyclical
GBP	275	Jaguar Land Rover Automotive PLC	3.875		03/01/23	297,071
		Consumer, Non-Cyclical
1,000		J Sainsbury PLC, Series SBRY	1.25		11/21/19	1,397,470
		Energy
1,300		BP Capital Markets PLC	2.274		07/03/26	1,712,592
		Finance
EUR	1,500	Aviva PLC	3.875		07/03/44	1,787,284
GBP	1,300	HSBC Holdings PLC	2.256		11/13/26	1,651,509
1,500		Lloyds Banking Group PLC	2.25		10/16/24	1,912,383
EUR	900	Lloyds Banking Group PLC	6.375		06/27/20(b)	1,061,033
GBP	500	Nationwide Building Society	6.875		06/20/19(b)	663,758
	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,436,959
						8,512,926
		Utilities
GBP	750	NGG Finance PLC	5.625		06/18/73	1,057,265
		Total United Kingdom				12,977,324

		United States (17.0%)
		Communications
800		AT&T, Inc.	2.90		12/04/26	1,038,460
	$1,400	AT&T, Inc.	4.25		03/01/27	1,418,281
1,100		Booking Holdings, Inc. (c)	0.90		09/15/21	1,247,459
2,493		Charter Communications Operating LLC/Charter Communications Operating Capital	4.20		03/15/28	2,411,389
900		Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	926,153
750		CSC Holdings LLC	5.25		06/01/24	721,875
1,475		Finisar Corp.	0.50		12/15/36	1,432,057
2,080		Fox Corp. (a)	4.03		01/25/24	2,124,057
700		Gray Television, Inc. (a)	5.125		10/15/24	682,063
1,000		MDC Partners, Inc. (a)(c)	6.50		05/01/24	915,300
1,625		Palo Alto Networks, Inc. (a)	0.75		07/01/23	1,698,380
1,825		Sprint Capital Corp.	6.875		11/15/28	1,815,875
2,700		Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738		09/20/29	2,703,375
						19,134,724
		Consumer, Cyclical
927		American Axle & Manufacturing, Inc. (c)	6.50		04/01/27	891,079
1,000		Century Communities, Inc.	5.875		07/15/25	925,000

	785	Ferrellgas LP/Ferrellgas Finance Corp. (c)	6.75		01/15/22	691,290
	1,675	Ford Motor Credit Co., LLC	3.336		03/18/21	1,627,843
	1,875	General Motors Financial Co., Inc.	4.30		07/13/25	1,798,764
	500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	487,500
	425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	415,969
	982	Hanesbrands, Inc. (a)(c)	4.875		05/15/26	945,175
	3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)(j)	1.00		12/31/40	0
	1,000	Rite Aid Corp. (a)	6.125		04/01/23	847,500
	1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125		08/15/21	1,050,000
	600	Sonic Automotive, Inc.	5.00		05/15/23	574,500
	750	Speedway Motorsports, Inc.	5.125		02/01/23	748,125
						11,002,745
		Consumer, Non-Cyclical
	700	Acadia Healthcare Co., Inc.	5.125		07/01/22	692,125
	1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)	5.50		04/01/23	1,148,562
	800	Conagra Brands, Inc.	4.85		11/01/28	812,300
	2,125	CVS Health Corp.	3.70		03/09/23	2,145,131
	1,025	Elanco Animal Health, Inc. (a)	3.912		08/27/21	1,026,943
	1,000	HCA, Inc.	4.50		02/15/27	1,010,000
	1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	1,041,037
	950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	1,055,094
	925	Jazz Investments I Ltd.	1.875		08/15/21	909,809
	850	Keurig Dr. Pepper, Inc. (a)	4.597		05/25/28	871,636
	850	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	4.875		04/15/20	844,688
	925	Medco Health Solutions, Inc.	4.125		09/15/20	935,513
EUR	650	Stryker Corp.	1.125		11/30/23	761,447
$800		Tenet Healthcare Corp.	5.125		05/01/25	783,664
						14,037,949
		Energy
	1,350	Concho Resources, Inc.	4.30		08/15/28	1,366,938
	1,100	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25		11/01/28	1,076,625
	750	Rockies Express Pipeline LLC (a)	6.875		04/15/40	806,250
	1,000	Sabine Pass Liquefaction LLC	5.625		02/01/21	1,035,422
						4,285,235
		Finance
	975	Air Lease Corp.	3.375		06/01/21	967,088
	375	Bank of America Corp.	6.11		01/29/37	441,201
	2,200	Bank of America Corp., MTN	4.25		10/22/26	2,226,264
	1,450	Brighthouse Financial, Inc., Series WI	3.70		06/22/27	1,269,466
	1,400	Capital One Financial Corp.	2.50		05/12/20	1,390,574
	925	Citigroup, Inc.	5.50		09/13/25	1,003,457
	1,375	Colony Capital, Inc.	5.00		04/15/23	1,270,584
	1,800	Discover Financial Services	3.75		03/04/25	1,759,719
	775	Extra Space Storage LP (a)	3.125		10/01/35	885,314
	1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,622,384
	1,125	Hunt Cos., Inc. (a)	6.25		02/15/26	1,015,313
	1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		02/01/24	1,085,437
	1,300	iStar, Inc.	6.50		07/01/21	1,322,724
	1,000	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875		04/15/22	992,500
	1,125	JPMorgan Chase & Co.	4.125		12/15/26	1,146,431
	800	JPMorgan Chase Bank NA	0.00	(d)	12/30/20	843,000
	999	Kennedy-Wilson, Inc.	5.875		04/01/24	981,817
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	987,500
	775	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)	6.375		12/15/22	786,625
	1,000	Post Holdings, Inc. (a)	5.00		08/15/26	950,200
EUR	1,000	Prologis Euro Finance LLC	1.875		01/05/29	1,159,904

$750		Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	665,625
1,075		Synchrony Bank	3.65	05/24/21	1,073,200
1,525		Synchrony Financial	3.95	12/01/27	1,397,612
					27,243,939
		Industrials
EUR	500	BWAY Holding Co. (a)	4.75	04/15/24	572,067
$600		CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25	12/15/19	594,000
705		Kenan Advantage Group, Inc. (The) (a)	7.875	07/31/23	679,444
1,545		MGM Resorts International	5.75	06/15/25	1,560,450
1,075		XPO Logistics, Inc. (a)	6.125	09/01/23	1,095,823
					4,501,784
		Technology
831		Akamai Technologies, Inc. (a)	0.125	05/01/25	795,173
1,000		Allscripts Healthcare Solutions, Inc.	1.25	07/01/20	998,100
2,625		Dell International LLC/EMC Corp. (a)	3.48	06/01/19	2,626,094
EUR	900	IQVIA, Inc.	3.25	03/15/25	1,046,379
$1,275		Nuance Communications, Inc.	1.00	12/15/35	1,164,769
1,275		Splunk, Inc. (a)	0.50	09/15/23	1,360,266
1,375		Verint Systems, Inc.	1.50	06/01/21	1,379,008
1,775		Western Digital Corp. (a)	1.50	02/01/24	1,528,814
					10,898,603
		Utilities
825		South Carolina Electric & Gas Co.	3.50	08/15/21	836,203
		Total United States			91,941,182

		Zambia (0.2%)
		Basic Materials
1,350		First Quantum Minerals Ltd. (a)	7.50	04/01/25	1,263,094
		Total Corporate Bonds (Cost $214,748,638)			207,815,622

		Sovereign (15.7%)
		Argentina (0.8%)
800		Argentine Republic Government International Bond	6.875	01/11/48	616,000
1,400		Argentine Republic Government International Bond	7.50	04/22/26	1,245,489
1,600		Provincia de Buenos Aires	7.875	06/15/27	1,320,000
1,600		Provincia de Entre Rios Argentina (a)	8.75	02/08/25	1,264,320
		Total Argentina			4,445,809

		Australia (1.2%)
AUD	8,500	Australia Government Bond	2.75	11/21/27	6,448,972

		Bermuda (0.1%)
$262		Bermuda Government International Bond (a)	4.854	02/06/24	276,352

		Brazil (1.0%)
BRL	3,100	Brazil Notas do Tesouro Nacional Serie F	10.00	01/01/29	915,293
5,700		Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/25	1,663,660
10,200		Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/27	2,980,491
		Total Brazil			5,559,444

		Cyprus (0.2%)
EUR	1,000	Cyprus Government International Bond	2.375	09/25/28	1,183,102

		Ecuador (0.3%)
$1,500		Ecuador Government International Bond	8.875	10/23/27	1,406,175

		Egypt (0.2%)
EUR	1,200	Egypt Government International Bond (a)	4.75	04/16/26	1,287,598

		Greece (1.4%)
2,275		Hellenic Republic Government Bond (a)(k)	3.45	04/02/24	2,627,118
3,200		Hellenic Republic Government Bond	3.75	01/30/28	3,634,171
1,000		Hellenic Republic Government Bond (a)	4.375	08/01/22	1,209,572
		Total Greece			7,470,861

		Hungary (0.3%)
1,300		Hungary Government International Bond	1.25	10/22/25	1,503,929

		Indonesia (2.0%)
$1,500		Indonesia Government International Bond (a)	5.875	01/15/24	1,635,008
IDR	55,883,000	Indonesia Treasury Bond	6.125	05/15/28	3,523,225
39,135,000		Indonesia Treasury Bond	8.25	05/15/29	2,869,480
$1,150		Pertamina Persero PT (a)	6.50	11/07/48	1,275,000
640		Perusahaan Listrik Negara PT (a)	6.15	05/21/48	691,779
1,000		Perusahaan Listrik Negara PT (a)	6.25	01/25/49	1,083,449
		Total Indonesia			11,077,941

		Kazakhstan (0.3%)
1,400		KazMunayGas National Co., JSC (a)	6.375	10/24/48	1,499,540

		Mexico (1.0%)
MXN	89,000	Mexican Bonos, Series M	7.50	06/03/27	4,396,278
$1,400		Petroleos Mexicanos	4.875	01/18/24	1,326,500
		Total Mexico			5,722,778

		Mongolia (0.3%)
1,500		Development Bank of Mongolia LLC (a)	7.25	10/23/23	1,503,002

		New Zealand (1.4%)
NZD	3,000	New Zealand Government Bond	3.00	04/20/29	2,213,695
6,300		New Zealand Government Bond	4.50	04/15/27	5,149,839
		Total New Zealand			7,363,534

		Nigeria (0.2%)
$1,040		Nigeria Government International Bond (a)	9.248	01/21/49	1,103,908

		Peru (0.3%)
PEN	4,400	Peruvian Government International Bond, (Units) (l)	8.20	08/12/26	1,557,544

		Poland (1.6%)
PLN	7,200	Republic of Poland Government Bond	2.25	04/25/22	1,960,348
25,600		Republic of Poland Government Bond	2.50	07/25/27	6,810,505
		Total Poland			8,770,853

		Romania (0.2%)
EUR	900	Romanian Government International Bond	2.875	03/11/29	1,002,140

		Saudi Arabia (0.2%)
$1,000		Saudi Government International Bond (a)	5.25	01/16/50	1,027,250

		South Africa (1.2%)
1,500		Eskom Holdings SOC Ltd.	7.125	02/11/25	1,482,378
ZAR	20,000	Republic of South Africa Government Bond	9.00	01/31/40	1,428,043
53,000		South Africa Government Bond	8.00	01/31/30	3,699,373
		Total South Africa			6,609,794

		Spain (1.0%)
EUR	4,300	Spain Government Bond (a)	2.70	10/31/48	5,258,502

		Ukraine (0.5%)
$1,200		Ukraine Government International Bond	7.75	09/01/22	1,163,544
950		Ukraine Government International Bond	7.75	09/01/26	866,044
50		Ukraine Government International Bond	7.75	09/01/26	45,581

900	Ukraine Government International Bond (a)	9.75		11/01/28	895,500
	Total Ukraine				2,970,669
	Total Sovereign (Cost $84,253,106)				85,049,697

	Agency Fixed Rate Mortgages (0.0%)
1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	823
	Federal National Mortgage Association, Conventional Pools:
39		6.50		05/01/28-09/01/32	43,736
6		7.00		08/01/29-11/01/32	4,792
	Government National Mortgage Association, Various Pools:
12		7.50		07/20/25	13,071
40		8.00		02/15/22-05/15/30	43,330
	Total Agency Fixed Rate Mortgages (Cost $100,361)				105,752

	Asset-Backed Securities (16.6%)
1,262	ABFC Trust, 1 Month USD LIBOR + 1.05%	3.56	(m)	08/25/33	1,250,170
1,641	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	3.11	(m)	04/25/34	1,614,926
650	American Credit Acceptance Receivables Trust (a)	5.02		12/10/24	650,778
700	American Homes 4 Rent (a)	5.885		04/17/52	740,362
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,640,555
209	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	2.70	(m)	03/25/36	202,366
500	Avant Loans Funding Trust (a)	5.00		11/17/25	502,687
220	Bayview Opportunity Master Fund Trust (a)	3.82		04/28/33	220,379
702	Bear Stearns Asset-Backed Securities I Trust, 1 Month USD LIBOR + 0.26%	2.77	(m)	10/25/36	636,793
317	Bear Stearns Asset-Backed Securities Trust, 1 Month USD LIBOR + 0.32%	2.83	(m)	01/25/47	316,466
779	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	2.906	(m)	10/20/40	742,136
842	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	3.906	(m)	03/20/43	842,579
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	4.51	(m)	07/25/44	836,266
1,200	CLUB Credit Trust (a)	5.02		09/15/23	1,207,813
1,100	Conn’s Receivables Funding LLC (a)	5.95		11/15/22	1,117,466
1,031	Consumer Loan Underlying Bond Credit Trust (a)	5.21		07/15/25	1,038,392
1,794	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.75	(m)	10/25/46	1,703,620
	DT Auto Owner Trust
1,100	(a)	5.33		11/17/25	1,110,030
1,200	(a)	5.42		03/17/25	1,212,970
623	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (a)	3.51	(m)	11/25/30	622,452
1,904	Equity One Mortgage Pass-Through Trust, 1 Month USD LIBOR + 0.48%	2.99	(m)	07/25/34	1,787,739
	Exeter Automobile Receivables Trust
600	(a)	5.38		07/15/25	611,029
600	(a)	5.43		08/15/24	609,302
950	(a)	6.40		07/17/23	980,836
750	Exeter Automobile Receivables Trust 2019-1 (a)	5.20		01/15/26	749,965
	Finance of America Structured Securities Trust
1,550	(a)	6.00	(m)	11/25/27	1,522,069
1,861	(a)	6.00	(m)	09/25/28	1,782,652

	700	First Investors Auto Owner Trust 2018-2 (a)	5.36		01/15/25	715,034
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	502,962
	805	(a)	5.28		12/15/25	813,897
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,250,542
		GSAA Home Equity Trust
	200	1 Month USD LIBOR + 1.875%	4.385	(m)	12/25/34	201,756
	509		6.002		11/25/36	304,113
		Home Partners of America Trust
	1,400	1 Month USD LIBOR + 2.35% (a)	4.858	(m)	07/17/37	1,384,774
	1,000	1 Month USD LIBOR + 3.78% (a)	6.288	(m)	10/17/33	1,002,164
	1,400	Home Partners of AmericaTrust, 1 Month USD LIBOR + 4.70% (a)	7.208	(m)	10/17/33	1,405,166
	450	InSite Issuer LLC (a)	6.414		11/15/46	456,275
		Invitation Homes Trust
	900	1 Month USD LIBOR + 2.00% (a)	4.508	(m)	07/17/37	892,973
	1,200	1 Month USD LIBOR + 2.00% (a)	4.509	(m)	06/17/37	1,192,058
	1,500	1 Month USD LIBOR + 2.25% (a)	4.758	(m)	12/17/36	1,503,912
	800	1 Month USD LIBOR + 2.25% (a)	4.758	(m)	07/17/37	791,075
	1,000	1 Month USD LIBOR + 2.50% (a)	5.008	(m)	03/17/37	992,914
	850	1 Month USD LIBOR + 3.00% (a)	5.508	(m)	12/17/36	854,926
	384	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	2.86	(m)	05/25/37	318,997
	977	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	974,082
	896	MFA LLC (a)	4.164		07/25/48	899,868
	700	Nationstar HECM Loan Trust (a)	5.06	(m)	07/25/28	704,011
	3,200	Nationstar HECM Loan Trust 2018-3 (a)	6.00	(m)	11/25/28	3,081,280
	572	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	2.76	(m)	04/25/37	570,861
	659	New Residential Mortgage LLC (a)	4.69		05/25/23	664,117
GBP	800	NewDay Funding PLC (United Kingdom)	3.13		12/15/26	1,041,907
	$1,208	Newtek Small Business Loan Trust 2018-1, 1 Month USD LIBOR + 1.70% (a)	4.21	(m)	02/25/44	1,209,269
		NRZ Excess Spread-Collateralized Notes
	765	(a)	4.374		01/25/23	761,385
	1,259	(a)	4.593		02/25/23	1,257,473
	2,830	Oakwood Mortgage Investors, Inc.	7.405	(m)	06/15/31	921,596
		Ocwen Master Advance Receivables Trust
	500	(a)	4.236		08/15/49	499,860
	500	(a)	4.532		08/15/50	500,855
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	498,368
	779	Option One Mortgage Loan Trust, 1 Month USD LIBOR + 0.795%	3.305	(m)	05/25/34	758,986
	1,384	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	2.78	(m)	03/25/37	1,301,071
	1,100	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (a)	4.86	(m)	04/25/23	1,098,625
	800	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (a)	5.36	(m)	02/25/23	801,650
	978	Pretium Mortgage Credit Partners LLC (a)	4.826		09/25/58	982,364
		Progress Residential Trust
	1,000	(a)	4.38		03/17/35	998,568
	1,200	(a)	4.778		03/17/35	1,188,559
	800	(a)	4.836		12/17/34	794,777
	550	(a)	4.953		08/17/35	548,224
	1,000	(a)	5.35		08/17/34	1,012,487
	1,200	(a)	5.368		10/17/35	1,214,317
	900	1 Month USD LIBOR + 4.22% (a)	6.728	(m)	01/17/34	902,443
	750	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	756,318
	518	PRPM LLC (a)	3.75	(m)	04/25/23	516,741
	492	RAMP Trust, 1 Month USD LIBOR + 0.32%	2.83	(m)	11/25/35	457,234
		RCO V Mortgage LLC
	860	(a)	4.00		05/25/23	859,930
	1,457	(a)	4.458		10/25/23	1,470,567
	601	RMAT LP (a)	4.09		05/25/48	600,933
	2,000	RMF Buyout Issuance Trust 2018-1 (a)	6.00	(m)	11/25/28	1,907,800

1,600	Skopos Auto Receivables Trust (a)	4.77		04/17/23	1,600,122
	Stanwich Mortgage Loan Trust
1,027	(a)	4.016		05/16/23	1,025,104
1,214	(a)	4.50		10/18/23	1,220,375
762	Start Ltd. (Bermuda) (a)	4.089		05/15/43	761,389
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	991,784
1,142	(a)	5.104		01/17/36	1,145,696
700	(a)	5.151		09/17/34	704,673
1,236	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	2.77	(m)	03/25/36	1,215,076
1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,509,977
	Upstart Securitization Trust
1,100	(a)	5.59		03/20/25	1,110,267
800	(a)	6.35		06/20/24	813,333
	Veros Automobile Receivables Trust
1,300	(a)	3.98		04/17/23	1,288,571
1,000	(a)	5.74		08/15/25	1,007,724
867	VOLT LXXII LLC (a)	4.213		10/26/48	865,604
1,000	VOLT LXXIII LLC (a)	4.458		10/25/48	1,000,654
1,170	VOLT LXXIV LLC (a)	4.581		11/25/48	1,175,950
	Total Asset-Backed Securities (Cost $89,337,428)				90,029,161

	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
	Federal Home Loan Mortgage Corporation
220	1 Month USD LIBOR + 5.05%	7.553	(m)	07/25/23	228,443
303	1 Month USD LIBOR + 5.25% (a)	7.753	(m)	07/25/26	322,571
	IO
12,000		1.705	(m)	01/25/41	725,319
	Federal National Mortgage Association,
	IO REMIC
1,820		1.715	(m)	10/25/39	78,946
1,452		1.989	(m)	03/25/44	70,334
628	6.55% - 1 Month USD LIBOR	4.04	(m)	08/25/41	83,795
1,819	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	3.747	(m)	12/20/42	281,970
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,479,173)				1,791,378

	Commercial Mortgage-Backed Securities (3.9%)
633	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 5.50% (a)	4.274	(m)	12/15/31	619,152
1,000	BBCMS Trust, 1 Month USD LIBOR + 3.75% (a)	6.259	(m)	08/15/27	999,520
708	BX Trust, 1 Month USD LIBOR + 1.98% (a)	4.484	(m)	09/15/37	700,351
1,000	COMM 2016-GCT Mortgage Trust (a)	3.461	(m)	08/10/29	973,249
	COMM Mortgage Trust
225	(a)	4.084	(m)	03/10/46	214,885
700	1 Month USD LIBOR + 1.593% (a)	4.107	(m)	08/13/27	694,785
300		4.64		02/10/47	282,424
139	(a)	4.731	(m)	07/15/47	131,006
473	(a)	4.90	(m)	11/10/46	453,324
1,800	1 Month USD LIBOR + 3.25% (a)	5.764	(m)	02/13/32	1,803,450
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.645	(m)	02/10/47	318,967
	IO
3,569		0.626	(m)	02/10/47	92,450
850	Commercial Mortgage Trust (a)	6.435	(m)	06/10/36	853,625
1,939	COOF Securitization Trust, IO (a)	2.935	(m)	10/25/40	137,592
12,605	COOF Securitization Trust II, IO (a)	2.225	(m)	08/25/41	911,170
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(m)	10/10/32	529,663
1,500	GS Mortgage Securities Trust (a)	4.51	(m)	11/10/47	1,313,515
443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	4.559	(m)	01/15/33	440,379

		JP Morgan Chase Commercial Mortgage Securities Trust
	1,000	1 Month USD LIBOR + 3.25% (a)	5.759	(m)	11/15/31	1,007,117
	800	1 Month USD LIBOR + 3.75% (a)	6.259	(m)	11/15/31	805,883
	450	(a)	6.297	(m)	02/12/51	455,084
		IO
	6,192		1.07	(m)	07/15/47	175,570
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.843	(m)	02/15/48	556,991
	136	(a)	3.978	(m)	09/15/47	123,903
	405	(a)	4.664	(m)	04/15/47	368,606
		IO
	3,669		1.018	(m)	08/15/47	161,299
	1,200	JPMBB Commercial Mortgage Securities Trust 2014-C25 (a)	7.509		11/15/47	1,209,950
		KGS-Alpha SBA COOF Trust,
		IO
	1,853	(a)	2.803	(m)	07/25/41	214,388
	1,609	(a)	3.772	(m)	04/25/40	103,339
EUR	1,200	Taurus Ltd., 3 Month EURIBOR + 4.50% (Germany)	4.40	(m)	02/01/26	1,373,519
	$900	Wells Fargo Commercial Mortgage Trust (a)	4.363	(m)	04/15/50	825,332
	803	WFCG Commercial Mortgage Trust, 1 Month USD LIBOR + 3.141% (a)	5.65	(m)	11/15/29	799,103
		WFRBS Commercial Mortgage Trust
	419	(a)	3.991	(m)	10/15/57	377,754
	250	(a)	4.133	(m)	05/15/45	239,308
	541	(a)	5.037	(m)	09/15/46	512,249
		Total Commercial Mortgage-Backed Securities (Cost $20,402,009)				20,778,902

		Mortgages - Other (10.7%)
		Aggregator of Loans Backed by Assets PLC
GBP	400	1 Month GBP LIBOR + 2.10%	2.834	(m)	04/24/49	521,448
	1,000	1 Month GBP LIBOR + 2.70%	3.434	(m)	04/24/49	1,305,822
		Alternative Loan Trust
	$170	1 Month USD LIBOR + 0.18%	2.69	(m)	05/25/47	165,148
	418	1 Month USD LIBOR + 0.50%	3.01	(m)	10/25/35	342,791
	248		3.324	(m)	05/25/36	197,619
	187		3.561	(m)	10/25/35	158,240
	132		3.742	(m)	08/25/35	122,626
	32		5.50		02/25/36	27,811
	482		6.00		04/25/36	355,596
	239		6.00		07/25/37	205,709
		PAC
	25		5.50		02/25/36	21,375
	70		6.00		04/25/36	56,693
		American Home Mortgage Investment Trust
	231	(a)	6.60		01/25/37	95,583
		IO
	2,800		2.078		05/25/47	449,953
	173	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	3.16	(m)	07/25/46	129,201
		Banc of America Funding Trust
	180		5.25		07/25/37	171,130
	94		6.00		07/25/37	83,837
		BCAP LLC Trust
	357	1 Month USD LIBOR + 0.18% (a)	2.686	(m)	07/26/35	353,387
	171	(a)	3.743	(m)	03/26/37	149,879
	514	Bear Stearns Structured Products, Inc. Trust	4.111	(m)	01/26/36	454,588
		Bear Stearns Trust
	96		3.821	(m)	05/25/47	85,660
	395		3.89	(m)	05/25/36	368,487
	1,109	Cascade Funding Mortgage Trust 2018-RM2 (a)	4.00	(m)	10/25/68	1,066,151

140		Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	3.11	(m)	02/25/37	81,733
97		ChaseFlex Trust	6.50		02/25/35	95,691
		CHL Mortgage Pass-Through Trust
445			4.181	(m)	09/25/34	415,434
618			4.542	(m)	02/19/34	623,242
328			5.50		05/25/34	334,296
1,199		CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,085,620
167		Citigroup Mortgage Loan Trust	4.356	(m)	11/25/36	153,464
		CSFB Mortgage-Backed Pass-Through Certificates
690			6.50		12/25/33	724,860
527			7.50		10/25/32	538,734
		CSMC Mortgage-Backed Trust
962			5.587	(m)	04/25/37	428,764
1,891			6.50		05/25/36	879,466
EUR	700	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.431	(m)	05/25/57	729,889
600		EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.492	(m)	04/17/41	642,840
1,245		Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(m)	08/02/50	1,246,762
GBP	883	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.85	(m)	06/13/45	1,082,913
561		Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.428	(m)	07/15/47	706,509
	$11	First Horizon Alternative Mortgage Securities Trust	6.00		08/25/36	8,576
		GreenPoint Mortgage Funding Trust
324		1 Month USD LIBOR + 0.16%	2.67	(m)	02/25/37	319,958
220		1 Month USD LIBOR + 0.58%	3.09	(m)	02/25/36	216,805
EUR	1,318	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.014	(m)	08/28/39	1,376,409
		GSR Mortgage Loan Trust
	$29		3.914	(m)	05/25/35	28,078
189			4.414	(m)	03/25/37	168,128
1,265			4.708	(m)	12/25/34	1,243,797
602		HarborView Mortgage Loan Trust	4.322	(m)	05/19/33	609,070
EUR	819	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(m)	01/15/50	865,214
932		IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(m)	03/22/44	972,330
		Impac CMB Trust
	$113	1 Month USD LIBOR + 0.75%	3.26	(m)	04/25/35	101,706
463		1 Month USD LIBOR + 0.78%	3.29	(m)	10/25/35	439,706
		JP Morgan Alternative Loan Trust
256			6.00		12/25/35	243,431
26			6.00		08/25/36	25,644
EUR	1,173	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.029	(m)	09/16/48	1,202,991
		Lehman Mortgage Trust
	$34		5.50		11/25/35	31,860
131			5.50		02/25/36	108,561
430			6.50		09/25/37	259,735
811		Lehman XS Trust, 1 Month USD LIBOR + 0.22%	2.73	(m)	06/25/47	721,980
		Ludgate Funding PLC
EUR	1,308	3 Month EURIBOR + 0.42%	0.104	(m)	12/01/60	1,302,949
1,053		3 Month EURIBOR + 0.85%	0.54	(m)	01/01/61	1,088,189
702		3 Month EURIBOR + 1.10%	0.79	(m)	01/01/61	716,159
	$915	Luminent Mortgage Trust, 1 Month USD LIBOR + 0.23%	2.74	(m)	05/25/37	837,867
EUR	445	Lusitano Mortgages No. 5 PLC, 3 Month EURIBOR + 0.26% (Portugal)	0.00	(m)	07/15/59	479,373
		Magnolia Finance XI DAC

1,631		3 Month EURIBOR + 2.75% (a)	2.75	(m)	04/20/20	1,863,666
		IO
1,631		(a)	0.25		04/20/20	1,866
		Mansard Mortgages PLC
GBP	643	3 Month GBP LIBOR + 1.10%	2.028	(m)	10/15/48	785,618
666		3 Month GBP LIBOR + 2.00%	2.906	(m)	12/15/49	865,554
		MASTR Adjustable Rate Mortgages Trust
	$492	(a)	4.237	(m)	11/25/35	399,227
362			4.724	(m)	02/25/36	353,173
		MASTR Alternative Loan Trust
1,239			5.50		02/25/35	1,308,682
1,309			6.00		05/25/33	1,371,380
68		MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(m)	06/25/36	64,758
1,902		Merrill Lynch Mortgage Investors Trust, IO (a)	1.333	(m)	02/25/36	79,604
445		MortgageIT Trust, 1 Month USD LIBOR + 0.45%	2.96	(m)	10/25/35	440,723
		Nomura Asset Acceptance Corp. Alternative Loan Trust
235		1 Month USD LIBOR + 0.06%	2.57	(m)	10/25/36	202,417
738			4.376	(m)	06/25/36	636,624
2,176			5.755	(m)	06/25/36	1,050,301
GBP	1,000	Oncilla Mortgage Funding PLC, 3 Month GBP LIBOR + 1.90% (United Kingdom)	2.803	(m)	12/12/43	1,304,181
1,000		Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.722	(m)	01/15/39	1,192,670
		RALI Trust
	$119		6.00		04/25/36	110,000
164			6.00		08/25/36	148,743
473			6.00		11/25/36	421,000
254			6.00		11/25/36	226,316
52			6.00		01/25/37	46,751
		PAC
65			6.00		04/25/36	60,382
		Reperforming Loan REMIC Trust
359		(a)	6.50		03/25/35	359,229
425		(a)	7.50		11/25/34	429,839
799		Residential Asset Securitization Trust	6.00		05/25/36	768,991
		ResLoC UK PLC
EUR	946	3 Month EURIBOR + 0.45%	0.139	(m)	12/15/43	955,363
GBP	672	3 Month GBP LIBOR + 0.22%	1.126	(m)	12/15/43	802,015
	$768	RFMSI Series Trust	6.00		07/25/36	759,403
GBP	812	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	1.37	(m)	06/12/44	975,280
1,200		Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	4.156	(m)	06/18/45	1,574,059
	$412	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	3.123	(m)	07/20/33	395,952
181		STARM Mortgage Loan Trust	4.309	(m)	10/25/37	170,123
		Structured Adjustable Rate Mortgage Loan Trust
612			2.912	(m)	11/25/34	573,546
59			3.979	(m)	06/25/37	58,313
1,042		Structured Asset Mortgage Investments II Trust	2.447	(m)	04/19/35	979,620
1,900		Structured Asset Securities Corp., IO (a)	2.185	(m)	07/25/35	168,096
1,778		Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	4.36	(m)	05/25/47	1,534,521
1,873		TBW Mortgage-Backed Trust	6.50		07/25/36	1,222,026
EUR	1,500	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(m)	12/28/50	1,424,759
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.328	(m)	07/15/51	1,068,753

	$549	Wells Fargo Alternative Loan Trust	5.128	(m)	07/25/37	543,040
		Total Mortgages - Other (Cost $56,337,607)				57,724,031

		U.S. Treasury Security (1.9%)
	10,200	U.S. Treasury Bond (Cost $9,908,027)	3.125		05/15/48	10,426,512

		Variable Rate Senior Loan Interests (5.1%)
	930	Albertsons, LLC, Term B7, 1 month USD LIBOR + 3.000%	5.50		11/17/25	911,897
	1,500	American Airlines, Inc., Term B, 1 month USD LIBOR + 2.000%	4.50	(n)	04/28/23	1,457,115
	1,232	Associated Asphalt Partners LLC, Term B, 1 month USD LIBOR + 5.250%	7.75		04/05/24	1,201,296
	1,335	BJ’s Wholesale Club, Inc., Term B, 1 month USD LIBOR + 3.000%	5.51		02/03/24	1,325,993
	1,336	Calpine Corp., Term B6, 3 month USD LIBOR + 2.500%	5.31		01/15/23	1,316,619
	1,299	Commercial Vehicle Group, Inc., Term B, 1 month USD LIBOR + 6.000%	8.50		04/12/23	1,286,381
	974	Dell International LLC, Term Loan, 1 month USD LIBOR + 1.750%	4.25		09/07/21	963,947
	1,000	Financial & Risk US Holdings, Inc., Term B, 1 month USD LIBOR + 3.750%	6.25	(n)	10/01/25	962,110
	1,466	Gruden Acquisition, Inc., Term Loan, 3 month USD LIBOR + 5.500%	8.30		08/18/22	1,444,087
	1,219	Hearthside Food Solutions, LLC, Term B, 1 month USD LIBOR + 3.687%	6.19		05/23/25	1,176,214
EUR	995	Ineos US Finance LLC, Term B, EURIBOR + 2.000% (Luxembourg)	2.50		03/31/24	1,126,930
	$1,238	Navistar International Corp., Term B, 1 month USD LIBOR + 3.500%	6.02		11/06/24	1,221,264
	896	NCI Building Systems, Inc., Term Loan, 3 month USD LIBOR + 3.750%	6.55		04/12/25	855,762
	723	Neiman Marcus Group Ltd., LLC, Term Loan, 1 month USD LIBOR + 3.250%	5.76		10/25/20	643,301
	469	Office Depot, Inc., Term B, 1 month USD LIBOR + 5.250%	7.76		11/08/22	481,050
	825	Party City Holdings, Inc., Term Loan, 1 month USD LIBOR + 2.500%	5.00		08/19/22	819,464
	1,492	Playa Resorts Holding BV, Term B, 1 month USD LIBOR + 2.750%	5.25		04/29/24	1,445,798
	744	Rackspace Hosting, Inc., Term B, 3 month USD LIBOR + 3.000%	5.58		11/03/23	692,315
	1,496	Reynolds Group Holdings, Inc., Term Loan, 1 month USD LIBOR + 2.750%	5.25		02/05/23	1,477,818
	333	SAExploration Holdings, Inc., Term Loan, Fixed + 11.000% (h)	12.50		01/02/20	313,500
	769	Scientific Games International, Inc., Term B5, 1 month USD LIBOR + 2.750%	5.25		08/14/24	746,831
	871	Shape Technologies Group, Inc., Term B, 3 month USD LIBOR + 3.000%	5.78		04/21/25	857,566
	1,237	Surgery Center Holdings, Inc., Term Loan, 1 month USD LIBOR + 3.250%	5.75		09/02/24	1,208,079
	640	Syncreon Global Finance, Inc., Term B, 3 month USD LIBOR + 4.250% (Netherlands)	6.99		10/28/20	515,516
	794	Titan Acquisition Ltd., Term B, 1 month USD LIBOR + 3.000% (United Kingdom)	5.50		03/28/25	750,223
	1,191	Wells Enterprises, Inc., Term B, 1 month USD LIBOR + 2.750%	5.25		03/29/25	1,188,022
	1,237	Windstream Services LLC, Term B6, 1 month USD LIBOR + 4.000%	6.51		03/29/21	1,153,951
		Total Variable Rate Senior Loan Interests (Cost $28,101,553)				27,543,049

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE

		Short-Term Investments (7.6%)
		Sovereign (0.9%)
		Egypt
EGP	9,450	Egypt Treasury Bills (o)	16.61	04/16/19	518,068
46,550		Egypt Treasury Bills (o)	16.62	04/16/19	2,551,964
27,000		Egypt Treasury Bills (o)	19.30	03/26/19	1,489,628
		Total Sovereign (Cost $4,543,635)			4,559,660
		U.S. Treasury Securities (1.1%)
		U.S. Treasury Bills
$6,030		(o)(p)	2.38	03/21/19	6,011,307
20		(o)(p)	2.389	03/21/19	19,938
		Total U.S. Treasury Securities (Cost $6,031,245)			6,031,245

NUMBER OF SHARES (000)

	Securities held as Collateral on Loaned Securities (1.3%)
	Investment Company
7,158	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $7,157,745)		7,157,745

	Investment Company (4.3%)
23,457	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $23,457,194)		23,457,194
	Total Short-Term Investments (Cost $41,189,819)		41,205,844

	Total Investments (Cost $545,857,721) (r)(s)(t)	100.2%	542,469,948
	Liabilities in Excess of Other Assets	(0.2)	(820,312)
	Net Assets	100.0%	$541,649,636

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
NR	Not rated.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2019.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2019, were $7,396,240 and $7,532,078, respectively. The Fund received cash collateral of $7,157,745, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Goverment Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $374,333 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Capital appreciation bond.

(e)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Illiquid security.
(i)	Acquired through exchange offer.
(j)

At January 31, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)	When-issued security.
(l)	Consists of one or more classes of securities traded together as a unit.
(m)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(n)	Unsettled Position. The contract rate does not take effect until settlement date.
(o)	Rate shown is the yield to maturity at January 31, 2019.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2019, advisory fees paid were reduced by $7,067 relating to the Fund’s investment in the Liquidity Funds.

(r)	Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(s)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(t)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,896,112 and the aggregate gross unrealized depreciation is $20,020,144, resulting in net unrealized depreciation of $7,124,032.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$209,338	ZAR	2,779,760	02/05/19	$214
Barclays Bank PLC		$161,575	PLN	602,010	02/05/19	156
Citibank NA		$381,864	AUD	525,610	02/05/19	207
Citibank NA		$248,289	NZD	359,459	02/05/19	175
Australia and New Zealand Banking Group	NZD	16,537,216		$11,110,066	03/28/19	(333,150)
Bank of America NA	EUR	1,726,632		$1,985,024	03/28/19	(201)
Bank of America NA	EUR	66,322,598		$76,256,397	03/28/19	817
Bank of America NA	MXN	35,711,388		$1,842,218	03/28/19	(10,844)
Bank of America NA		$794,650	GBP	604,957	03/28/19	951
Bank of America NA	ZAR	2,779,760		$208,102	03/28/19	(217)
Barclays Bank PLC	MXN	31,485,845		$1,651,832	03/28/19	18,033
Barclays Bank PLC	PLN	602,010		$161,820	03/28/19	(159)
Barclays Bank PLC		$1,252,241	ARS	48,900,000	03/28/19	(11,398)
Barclays Bank PLC		$2,123,741	BRL	8,015,000	03/28/19	66,064
Barclays Bank PLC		$303,164	EUR	263,650	03/28/19	(28)
Barclays Bank PLC		$309,238	EUR	269,437	03/28/19	552
Barclays Bank PLC		$5,065	GBP	3,875	03/28/19	31
Barclays Bank PLC		$27,363	GBP	21,218	03/28/19	541
Barclays Bank PLC		$642,023	GBP	505,121	03/28/19	22,280
Barclays Bank PLC		$2,158,577	IDR	30,716,557,000	03/28/19	26,282
Barclays Bank PLC		$2,275,489	ZAR	30,300,000	03/28/19	(4,762)
Barclays Bank PLC	ZAR	24,130,000		$1,654,645	03/28/19	(153,693)

BNP Paribas SA	EUR	394,562		$453,398	03/28/19	(257)
BNP Paribas SA	EUR	2,478,252		$2,818,975	03/28/19	(30,439)
BNP Paribas SA	IDR	59,320,803,000		$4,038,176	03/28/19	(181,296)
BNP Paribas SA		$2,593,043	CLP	1,747,970,000	03/28/19	72,497
BNP Paribas SA		$99,531	EUR	86,789	03/28/19	256
BNP Paribas SA		$157,903	NZD	237,379	03/28/19	6,356
BNP Paribas SA		$286,523	PLN	1,074,237	03/28/19	2,514
BNP Paribas SA		$136,803	PLN	513,845	03/28/19	1,454
BNP Paribas SA		$128,287	ZAR	1,867,619	03/28/19	11,675
Citibank NA	AUD	525,610		$382,158	03/28/19	(193)
Citibank NA	AUD	945,450		$678,042	03/28/19	(9,719)
Citibank NA	AUD	1,357,596		$977,310	03/28/19	(10,262)
Citibank NA	AUD	2,502,006		$1,779,382	03/28/19	(40,683)
Citibank NA	EUR	855,106		$980,589	03/28/19	(2,584)
Citibank NA	HUF	19,198,623		$68,481	03/28/19	(1,340)
Citibank NA	MXN	17,220,550		$897,317	03/28/19	3,744
Citibank NA	NZD	359,459		$248,555	03/28/19	(179)
Citibank NA	PLN	50,554		$13,451	03/28/19	(151)
Citibank NA	PLN	38,486,319		$10,218,466	03/28/19	(136,780)
Citibank NA		$1,262,309	EUR	1,102,874	03/28/19	5,740
Citibank NA		$607,953	EUR	530,997	03/28/19	2,570
Citibank NA		$54,205	JPY	5,900,996	03/28/19	203
Citibank NA		$158,345	NZD	236,015	03/28/19	4,969
Citibank NA		$82,490	PLN	309,018	03/28/19	655
Citibank NA		$165,519	PLN	617,124	03/28/19	526
Citibank NA		$682,905	PLN	2,576,435	03/28/19	10,318
Citibank NA		$219,010	PLN	823,224	03/28/19	2,489
Citibank NA		$217,504	ZAR	2,900,000	03/28/19	(173)
Citibank NA		$192,242	ZAR	2,811,348	03/28/19	18,444
Goldman Sachs International		$147,049	AUD	209,376	03/28/19	5,260
Goldman Sachs International		$2,145,687	EUR	1,869,135	03/28/19	3,384
Goldman Sachs International		$265,011	GBP	209,431	03/28/19	10,419
Goldman Sachs International		$939,865	MXN	18,707,448	03/28/19	30,863
Goldman Sachs International		$162,842	NZD	237,921	03/28/19	1,791
JPMorgan Chase Bank NA	BRL	1,490,678		$402,017	03/28/19	(5,256)
JPMorgan Chase Bank NA	BRL	6,382,198		$1,648,040	03/28/19	(95,662)
JPMorgan Chase Bank NA	EUR	1,207,833		$1,380,354	03/28/19	(8,374)
JPMorgan Chase Bank NA	EUR	8,065		$9,296	03/28/19	23
JPMorgan Chase Bank NA	JPY	5,900,996		$53,374	03/28/19	(1,034)
JPMorgan Chase Bank NA	PEN	5,575,000		$1,663,583	03/28/19	(8,979)
JPMorgan Chase Bank NA	SEK	13,461,536		$1,497,830	03/28/19	3,853
JPMorgan Chase Bank NA		$151,331	AUD	209,964	03/28/19	1,406
JPMorgan Chase Bank NA		$398,530	BRL	1,544,503	03/28/19	23,449
JPMorgan Chase Bank NA		$474,188	EUR	408,682	03/28/19	(4,299)
JPMorgan Chase Bank NA		$1,039,353	NZD	1,522,505	03/28/19	14,171
Royal Bank of Canada	CAD	3,430,017	MXN	49,505,000	03/28/19	(45,090)
Royal Bank of Canada	EUR	2,313,000		$2,649,611	03/28/19	(9,802)
Royal Bank of Canada	EUR	920,000		$1,049,700	03/28/19	(8,087)
Royal Bank of Canada	GBP	2,109,000		$2,772,512	03/28/19	(1,108)
Royal Bank of Canada	GBP	16,643,981		$21,133,528	03/28/19	(755,561)
Royal Bank of Canada		$2,611,751	MXN	49,874,000	03/28/19	(23,793)
Royal Bank of Canada		$2,618,966	MXN	49,505,000	03/28/19	(50,154)
Royal Bank of Canada		$191,928	NZD	282,640	03/28/19	3,650
Royal Bank of Canada	ZAR	6,427,145		$434,653	03/28/19	(47,006)
State Street Bank and Trust Co.		$158,468	AUD	225,165	03/28/19	5,327
State Street Bank and Trust Co.		$744,410	IDR	10,645,810,755	03/28/19	12,823
UBS AG	AUD	5,011,901		$3,567,461	03/28/19	(78,407)
UBS AG	CHF	1,357,595		$1,387,955	03/28/19	15,854
UBS AG	EUR	197,245		$225,995	03/28/19	(791)
UBS AG	GBP	749,564		$968,174	03/28/19	(17,604)
UBS AG	MXN	18,515,634		$914,307	03/28/19	(46,468)
UBS AG		$673,793	AUD	938,430	03/28/19	8,861
UBS AG		$1,761,808	EUR	1,540,450	03/28/19	9,352
UBS AG		$170,624	PLN	644,366	03/28/19	2,751
						$(1,702,033)

Futures Contracts:
The Fund had the following futures contracts open at January 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 10 yr. Ultra Long Bond	283	Mar-19	28,300	$36,984,563	$1,128,318
Australian 10 yr. Bond	112	Mar-19	11,200	10,870,175	172,252
U.S. Treasury Ultra Bond	46	Mar-19	4,600	7,411,750	116,479
German Euro Bund	30	Mar-19	3,000	5,688,774	71,950
U.S. Treasury 30 yr. Bond	28	Mar-19	2,800	4,107,250	116,750
German Euro BTP	21	Mar-19	2,100	3,114,421	55,796
German Euro BOBL	15	Mar-19	1,500	2,282,274	9,431
Short:
Euro OAT	30	Mar-19	(3,000)	(5,250,965)	(71,423)
UK Long Gilt Bond	81	Mar-19	(8,100)	(13,123,771)	(56,321)
U.S. Treasury 10 yr. Note	142	Mar-19	(14,200)	(17,390,563)	(490,468)
U.S. Treasury 5 yr. Note	425	Mar-19	(42,500)	(48,815,234)	(770,063)
U.S. Treasury 2 yr. Note	287	Mar-19	(57,400)	(60,938,172)	(388,305)
					$(105,604)

Credit Default Swap Agreements:
The Fund had the following credit default swap agreements open at January 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Received	Unrealized Depreciation
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00%	Monthly	5/11/63	$96	$(12,644)	$(3,626)	$(9,018)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	3,000	(395,093)	(203,132)	(191,961)
Credit Suisse International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	1,500	(197,546)	(100,239)	(97,307)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	2,431	(320,157)	(94,508)	(225,649)
Morgan Stanley & Co. LLC* CDX.NA.HY.30	NR	Buy	5.00	Quarterly	6/20/23	6,542	(486,518)	(415,767)	(70,751)
							$(1,411,958)	$(817,272)	$(594,686)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at January 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Morgan Stanley & Co. LLC*	3 Month LIBOR	Receive	3.02%	Semi-Annual/ Quarterly	6/22/28	$25,000	$(766,560)	$—	$(766,560)
Morgan Stanley & Co. LLC*	3 Month LIBOR	Receive	3.21	Semi-Annual/ Quarterly	12/3/48	7,100	(567,376)	—	(567,376)
							$(1,333,936)	$—	$(1,333,936)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).

Currency Abbreviations:

ARS	Argentine Peso.
AUD	Australian Dollar.

BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
EGP	Egyptian Pound.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
SEK	Swedish Krona.
USD	United States Dollar.
ZAR	South African Rand.

PORTFOLIO COMPOSITION** as of 01/31/19	Percentage of Total Investments
Corporate Bonds	38.8%
Asset-Backed Securities	16.8
Sovereign	15.9
Mortgages - Other	10.8
Short-Term Investments	6.4
Variable Rate Senior Loan Interests	5.1
Commercial Mortgage-Backed Securities	3.9
U.S. Treasury Securities	2.0
Collateralized Mortgage Obligations - Agency Collateral Series	0.3
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2019.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with a value of $215,977,912 and net unrealized depreciation of $105,604. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,702,033 and does not include open swap agreements with net unrealized depreciation of $1,928,622.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • January 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$207,815,622	$—	†	$207,815,622
Sovereign	—	85,049,697	—		85,049,697
Agency Fixed Rate Mortgages	—	105,752	—		105,752
Asset-Backed Securities	—	90,029,161	—		90,029,161
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,791,378	—		1,791,378
Commercial Mortgage-Backed Securities	—	20,778,902	—		20,778,902
Mortgages - Other	—	57,724,031	—		57,724,031
U.S. Treasury Security	—	10,426,512	—		10,426,512
Variable Rate Senior Loan Interests	—	27,543,049	—		27,543,049
Total Fixed Income Securities	—	501,264,104	—	†	501,264,104 †
Short-Term Investments
Sovereign	—	4,559,660	—		4,559,660
U.S. Treasury Securities	—	6,031,245	—		6,031,245
Investment Company	30,614,939	—	—		30,614,939
Total Short-Term Investments	30,614,939	10,590,905	—		41,205,844
Foreign Currency Forward Exchange Contracts		433,950			433,950
Futures Contracts	1,670,976	—	—		1,670,976
Total Assets	32,285,915	512,288,959	—	†	544,574,874 †
Liabilities:
Foreign Currency Forward Exchange Contracts		(2,135,983)			(2,135,983)
Futures Contracts	(1,776,580)	—	—		(1,776,580)
Credit Default Swap Agreements	—	(594,686)	—		(594,686)
Interest Rate Swap Agreements	—	(1,333,936)	—		(1,333,936)
Total Liabilities	(1,776,580)	(4,064,605)	—		(5,841,185)
Total	$30,509,335	$508,224,354	$—	†	$538,733,689 †

†	Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019	$—	†

†       Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2019